Note 3 - Loans/Leases Receivable (Detail) - Loans By Credit Quality Indicators (USD $)	Dec. 31, 2012	Dec. 31, 2011
Internally Assigned Risk Rating	$ 988,223,491	$ 928,598,128
Pass [Member] | Commercial and Industrial [Member]
Internally Assigned Risk Rating	371,856,380	324,225,905
Pass [Member] | Owner-occupied commercial real estate [Member]
Internally Assigned Risk Rating	195,567,523	158,955,618
Pass [Member] | Commercial construction, land development, and other land [Member]
Internally Assigned Risk Rating	38,125,793	46,268,554
Pass [Member] | Non-owner occupied Commercial Real Estate [Member]
Internally Assigned Risk Rating	312,370,393	310,401,972
Pass [Member]
Internally Assigned Risk Rating	917,920,089	839,852,049
Special Mention [Member] | Commercial and Industrial [Member]
Internally Assigned Risk Rating	8,008,866	8,814,497
Special Mention [Member] | Owner-occupied commercial real estate [Member]
Internally Assigned Risk Rating	5,488,602	2,700,496
Special Mention [Member] | Commercial construction, land development, and other land [Member]
Internally Assigned Risk Rating	1,238,152	764,586
Special Mention [Member] | Non-owner occupied Commercial Real Estate [Member]
Internally Assigned Risk Rating	7,319,902	13,754,798
Special Mention [Member]
Internally Assigned Risk Rating	22,055,522	26,034,377
Substandard [Member] | Commercial and Industrial [Member]
Internally Assigned Risk Rating	14,379,006	17,753,876
Substandard [Member] | Owner-occupied commercial real estate [Member]
Internally Assigned Risk Rating	3,855,183	6,134,507
Substandard [Member] | Commercial construction, land development, and other land [Member]
Internally Assigned Risk Rating	5,598,436	13,351,598
Substandard [Member] | Non-owner occupied Commercial Real Estate [Member]
Internally Assigned Risk Rating	24,415,255	25,471,721
Substandard [Member]
Internally Assigned Risk Rating	48,247,880	62,711,702
Commercial and Industrial [Member]
Internally Assigned Risk Rating	394,244,252	350,794,278
Owner-occupied commercial real estate [Member]
Internally Assigned Risk Rating	204,911,308	167,790,621
Commercial construction, land development, and other land [Member]
Internally Assigned Risk Rating	44,962,381	60,384,738
Non-owner occupied Commercial Real Estate [Member]
Internally Assigned Risk Rating	$ 344,105,550	$ 349,628,491